SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2014
SEGMENT INFORMATION
Schedule of selected financial information

	For the nine months ended September 30, 2013
		Film
	Film	investment	Movie	Talent	Intersegment
	distribution	and production	theater	agency	elimination	Consolidated

Revenue from external customers	47,768	12,227	46,093	486	—	106,574
Intersegment revenue	1,179	25,372	—	—	(26,551)	—
Cost of revenue	(34,760)	(29,136)	(19,610)	—	26,551	(56,955)
Film participation expenses	—	537	—	—	—	537

Segment profit	14,187	9,000	26,483	486	—	50,156

	For the nine months ended September 30, 2014
		Film
	Film	investment	Movie	Talent	Intersegment
	distribution	and production	theater	agency	elimination	Consolidated
Revenue from external customers	141,580	491	58,892	541	—	201,504
Intersegment revenue	2,941	47,267	—	—	(50,208)	—
Cost of revenue	(97,263)	(42,551)	(24,419)	(25)	50,208	(114,050)
Film participation expenses	—	(11,856)	—	—	—	(11,856)
Equity in earnings of equity method investment, net of tax	—	3,328	—	—	—	3,328

Segment profit	47,258	(3,321)	34,473	516	—	78,926

Schedule of selected financial information relating to the movie theater segments
	Nine months ended September 30
	2013	2014

Admissions	38,409	49,330
Concessions	4,573	5,610
Advertising	1,406	1,991
Others	1,705	1,961

Total revenue from movie theater segment	46,093	58,892

Schedule of reconciliation from consolidated segment profit to consolidated financial statements

	Nine months ended September 30
	2013	2014

Consolidated segment profit	50,156	78,926
Selling and marketing expenses	(10,231)	(20,530)
General and administrative expenses	(36,323)	(45,047)
Government subsidies	1,662	1,876
Net interest and exchange loss	(253)	(967)
Interest income from loan to a producer of TV series	—	10
Other income	213	277

Income before income tax and equity in earnings of equity method investments, net of tax	5,224	14,545

Schedule of revenues, classified by the major geographic areas
	Nine months ended September 30
	2013	2014

Revenue from the PRC	101,123	197,323
Revenue from countries other than the PRC	5,451	4,181

Total	106,574	201,504